Capital Leased Assets and Capital Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid lease rentals [Abstract]:
Prepaid lease rentals	$ 45,793	$ 49,817
Less: Amortization of prepaid lease rentals	(4,982)	(4,024)	$ 0
Prepaid lease rentals	40,811	45,793
Less: Current portion	(4,982)	(4,982)
Non-current portion	$ 35,829	$ 40,811